Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The Income Fund of America
Entity Central Index Key	0000050013
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
The Income Fund of America - Class A [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class A
Trading Symbol	AMECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	0.55%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class A shares gained 15.78% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-A.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class A (with sales charge) *	9.12%	7.16%	7.94%
The Income Fund of America — Class A (without sales charge) *	15.78%	8.43%	8.58%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class C [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class C
Trading Symbol	IFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140	1.30%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class C shares gained 14.96% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-C.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class C (with sales charge) *	13.96%	7.63%	7.92%
The Income Fund of America — Class C (without sales charge) *	14.96%	7.63%	7.92%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-1
Trading Symbol	IFAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$67	0.62%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-1 shares gained 15.72% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F1.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-1 *	15.72%	8.37%	8.50%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-2
Trading Symbol	AMEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-2 shares gained 16.03% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F2.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class F-2 *	16.03%	8.66%	8.78%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/
or
expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class F-3
Trading Symbol	FIFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class F-3 shares gained 16.14% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-F3.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class F-3 2	16.14%	8.77%	8.98%
S&P 500 Index 3	19.56%	12.86%	15.13%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.57%	8.24%	10.53%
Bloomberg U.S. Aggregate Index 3	2.71%	(0.40) %	1.75%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Jan. 27, 2017
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-A [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-A
Trading Symbol	CIMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$63	0.58%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.80% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529A.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-A (with sales charge) *	11.75%	7.64%	8.14%
The Income Fund of America — Class 529-A (without sales charge) *	15.80%	8.41%	8.52%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot inve st
directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-C [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-C
Trading Symbol	CIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.84% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529C.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-C (with sales charge) *	13.84%	7.58%	8.12%
The Income Fund of America — Class 529-C (without sales charge) *	14.84%	7.58%	8.12%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-E [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-E
Trading Symbol	CIMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$89	0.83%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.47% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529E.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class 529-E *	15.47%	8.14%	8.27%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-2
Trading Symbol	FAIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 16.07% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F2.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-F-2 2	16.07%	8.68%	11.63%
S&P 500 Index 3	19.56%	12.86%	17.17%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.57%	8.24%	10.99%
Bloomberg U.S. Aggregate Index 3	2.71%	(0.40) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class 529-F-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class 529-F-3
Trading Symbol	FFIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 33	0.31%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 16.07% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-529F3.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	Since inception 1
The Income Fund of America — Class 529-F-3 2	16.07%	8.71%	11.67%
S&P 500 Index 3	19.56%	12.86%	17.17%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index 3	13.57%	8.24%	10.99%
Bloomberg U.S. Aggregate Index 3	2.71%	(0.40) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers an
d/or
expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-1 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-1
Trading Symbol	RIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$144	1.34%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.88% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R1.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-1 *	14.88%	7.60%	7.72%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-2 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2
Trading Symbol	RIDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$145	1.35%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.87% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2 *	14.87%	7.59%	7.71%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-2E [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-2E
Trading Symbol	RIEBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$114	1.06%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-2E shares gained 15.22% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R2E.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-2E *	15.22%	7.90%	8.03%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-3 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-3
Trading Symbol	RIDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-3 shares gained 15.43% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R3.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-3 *	15.43%	8.08%	8.20%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-4 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-4
Trading Symbol	RIDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 66	0.61%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-4 shares gained 15.74% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R4.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-4 *	15.74%	8.40%	8.52%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-5E [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5E
Trading Symbol	RIDHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 44	0.41%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.98% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5E.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5E *	15.98%	8.60%	8.74%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-5 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-5
Trading Symbol	RIDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 32	0.30%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-5 shares gained 16.08% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R5.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-5 *	16.08%	8.72%	8.85%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.
The Income Fund of America - Class R-6 [Member]
Shareholder Report [Line Items]
Fund Name	The Income Fund of America®
Class Name	Class R-6
Trading Symbol	RIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Income Fund of America (the "fund") for the period from August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6. You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s Class R-6 shares gained 16.16% for the year ended July 31, 2026. That result compares with a 13.57% gain for the 65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/mutual-fund-returns-R6.
What factors influenced results
U.S. equities surged during the fund’s fiscal year, driven by strong corporate earnings, continued momentum around artificial intelligence and favorable monetary policy. The economy remained resilient, underpinned by healthy consumer spending. While the Federal Reserve cut interest rates in late 2025, it held steady through July 2026 as economic activity remained strong. Fixed income markets also delivered solid returns, aided by tight credit spreads. However, long-term Treasury yields moved higher as oil prices rose amid Middle East tensions, renewing inflation concerns.
Within the fund, most sectors were positive contributors with financials, healthcare and information technology being particularly additive. Energy and materials were also among the strongest contributors. Geographically, companies based in the U.S., Canada and Taiwan were strong drivers of returns. The fund’s bond allocation also added value, while supporting its income objective and maintaining a measure of stability when equity markets were volatile.
In terms of detractors, communication services lagged during the period. Also, investments in companies based in Denmark, India and Finland, detracted from the broader portfolio.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
The Income Fund of America — Class R-6 *	16.16%	8.77%	8.90%
S&P 500 Index †	19.56%	12.86%	15.08%
65%/35% S&P 500 Index/Bloomberg U.S. Aggregate Index †	13.57%	8.24%	10.34%
Bloomberg U.S. Aggregate Index †	2.71%	(0.40) %	1.35%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 148,232,000,000
Holdings Count | Holding	3,341
Advisory Fees Paid, Amount	$ 306,000,000
Investment Company, Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]
Key fund statistics
Fund net assets (in millions)	$ 148,232
Total number of portfolio holdings	3,341
Total advisory fees paid (in millions)	$ 306
Portfolio turnover rate including mortgage dollar roll transactions	77%
Portfolio turnover rate excluding mortgage dollar roll transactions	59%

Holdings [Text Block]	Portfolio holdings by asset type (percent of net assets) *Includes derivatives.